RESTATEMENT OF PREVIOUSLY ISSUED QUARTERLY FINANCIAL STATEMENTS - RESTATED CONSOLIDATED STATEMENTS OF OPERATIONS (Details) - USD ($)	3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES:
Research and development				$ 7,034,656	$ 6,135,010	$ 6,359,256	$ 5,210,825	$ 4,144,918	$ 3,703,831	$ 12,494,266	$ 7,848,709		$ 19,528,898	$ 13,059,534
General and administrative				2,378,804	2,158,992	2,346,045	2,604,661	3,290,606	2,436,396	4,505,037	5,727,042		6,883,866	8,331,703
Total operating expenses	$ 13,327,677			9,413,460	8,294,002	8,705,301	7,815,486	7,435,524	6,140,227	16,999,303	13,575,751	$ 39,032,872	26,412,764	21,391,237	$ 38,960,643	$ 28,813,773
LOSS FROM OPERATIONS	(13,327,677)			(9,413,460)	(8,294,002)	(8,705,301)	(7,815,486)	(7,435,524)	(6,140,227)	(16,999,303)	(13,575,751)	(39,032,872)	(26,412,764)	(21,391,237)	(38,960,643)	(28,813,773)
OTHER INCOME (EXPENSE):
Warrant issuance expense	(7,743,284)			(470,000)								(7,743,284)	(470,000)		(470,000)	(6,824,605)
(Loss) gain on valuation of warrants	6,088,355			(7,688,028)	(1,957,418)	1,390,797	300,000	1,800,000	(100,000)	(566,621)	1,700,000	3,583,440	(8,254,649)	2,000,000	(3,787,114)	3,633,241
Interest income	317,887			51,110	72,780	124,034	4,164	481	430	196,814	911	966,643	247,925	5,075	387,147	152,519
Total other expense	(1,337,042)			(8,106,918)	(1,884,638)	1,514,831	304,164	1,800,481	(99,570)	(369,807)	1,700,911	(3,193,201)	(8,476,724)	2,005,075	(3,869,967)	(3,038,845)
NET LOSS	$ (14,664,719)	$ (919,371)	$ (26,641,983)	$ (17,520,378)	$ (10,178,640)	$ (7,190,470)	$ (7,511,322)	$ (5,635,043)	$ (6,239,797)	$ (17,369,110)	$ (11,874,840)	$ (42,226,073)	$ (34,889,488)	$ (19,386,162)	$ (42,770,610)	$ (31,792,618)
BASIC NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	$ (0.37)			$ (1.55)	$ (0.9)	$ (0.64)	$ (1.23)	$ (0.92)	$ (1.02)	$ (1.54)	$ (1.94)	$ (1.21)	$ (3.09)	$ (3.17)	$ (3.5)	$ (4.51)
NET LOSS PER SHARE - DILUTED	$ (0.4)			$ (1.55)	$ (0.9)	$ (0.64)	$ (1.23)	$ (0.92)	$ (1.02)	$ (1.54)	$ (1.94)	$ (1.39)	$ (3.09)	$ (3.17)	$ (3.5)	$ (4.51)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING - BASIC	39,335,924			11,308,738	11,261,217	11,261,217	6,110,119	6,110,124	6,110,126	11,261,217	6,110,125	34,850,441	11,277,231	6,110,123	12,221,571	7,055,665
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING - DILUTED	39,794,220			11,308,738	11,261,217	11,261,217	6,110,119	6,110,124	6,110,126	11,261,217	6,110,125	35,545,500	11,277,231	6,110,123	12,221,571	7,055,665
As previously reported
OPERATING EXPENSES:
Research and development				$ 7,312,504	$ 6,308,430	$ 6,654,094	$ 5,380,190	$ 4,498,657	$ 3,887,039	$ 12,962,524	$ 8,385,656		$ 20,275,004	$ 13,765,846
General and administrative				2,100,956	1,985,572	2,051,207	2,435,296	2,936,867	2,253,188	4,036,779	5,190,095		6,137,760	7,625,391
Total operating expenses				9,413,460	8,294,002	8,705,301	7,815,486	7,435,524	6,140,227	16,999,303	13,575,751		26,412,764	21,391,237	$ 38,960,643	$ 28,813,773
LOSS FROM OPERATIONS				(9,413,460)	(8,294,002)	(8,705,301)	(7,815,486)	(7,435,524)	(6,140,227)	(16,999,303)	(13,575,751)		(26,412,764)	(21,391,237)	(38,960,643)	(28,813,773)
OTHER INCOME (EXPENSE):
Warrant issuance expense				(470,000)									(470,000)		(470,000)
(Loss) gain on valuation of warrants				(3,900,000)									(3,900,000)		1,000,000
Interest income				51,110	72,780	124,034	4,164	481	430	196,814	911		247,925	5,075	387,147	152,519
Total other expense				(4,318,890)	72,780	124,034	4,164	481	430	196,814	911		(4,122,075)	5,075	917,147	152,519
NET LOSS				$ (13,732,350)	$ (8,221,222)	$ (8,581,267)	$ (7,811,322)	$ (7,435,043)	$ (6,139,797)	$ (16,802,489)	$ (13,574,840)		$ (30,534,839)	$ (21,386,162)	$ (37,983,496)	$ (28,601,254)
BASIC NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE				$ (1.21)	$ (0.73)	$ (0.76)	$ (1.28)	$ (1.22)	$ (1)	$ (1.49)	$ (2.22)		$ (2.71)	$ (3.5)	$ (3.11)	$ (4.05)
NET LOSS PER SHARE - DILUTED				$ (1.21)	$ (0.73)	$ (0.76)	$ (1.28)	$ (1.22)	$ (1)	$ (1.49)	$ (2.22)		$ (2.71)	$ (3.5)	$ (3.11)	$ (4.05)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING - BASIC				11,308,738	11,261,217	11,261,217	6,110,119	6,110,124	6,110,126	11,261,217	6,110,125		11,277,231	6,110,123	12,221,571	7,055,665
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING - DILUTED				11,308,738	11,261,217	11,261,217	6,110,119	6,110,124	6,110,126	11,261,217	6,110,125		11,277,231	6,110,123	12,221,571	7,055,665
Restatement adjustments
OPERATING EXPENSES:
Research and development				$ (277,848)	$ (173,420)	$ (294,838)	$ (169,365)	$ (353,739)	$ (183,208)	$ (468,258)	$ (536,947)		$ (746,106)	$ (706,312)
General and administrative				277,848	173,420	294,838	169,365	353,739	183,208	468,258	536,947		746,106	706,312
OTHER INCOME (EXPENSE):
Warrant issuance expense																$ (6,824,605)
(Loss) gain on valuation of warrants				(3,788,028)	(1,957,418)	1,390,797	300,000	1,800,000	(100,000)	(566,621)	1,700,000		(4,354,649)	2,000,000	$ (4,787,114)	3,633,241
Total other expense				(3,788,028)	(1,957,418)	1,390,797	300,000	1,800,000	(100,000)	(566,621)	1,700,000		(4,354,649)	2,000,000	(4,787,114)	(3,191,364)
NET LOSS				$ (3,788,028)	$ (1,957,418)	$ 1,390,797	$ 300,000	$ 1,800,000	$ (100,000)	$ (566,621)	$ 1,700,000		$ (4,354,649)	$ 2,000,000	$ (4,787,114)	$ (3,191,364)
BASIC NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE				$ (0.33)	$ (0.17)	$ 0.12	$ 0.05	$ 0.29	$ (0.02)	$ (0.05)	$ 0.28		$ (0.39)	$ 0.33	$ (0.39)	$ (0.45)
NET LOSS PER SHARE - DILUTED				$ (0.33)	$ (0.17)	$ 0.12	$ 0.05	$ 0.29	$ (0.02)	$ (0.05)	$ 0.28		$ (0.39)	$ 0.33	$ (0.39)	$ (0.45)